MD&A - Risk management and control - Market Risk (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Investments in associates	$ 1,101	$ 1,243	$ 1,557
UBS AG
Entity [Table]
Investments in associates	$ 1,101	$ 1,243	$ 1,557